Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Oct. 29, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018
Entity Investment Type	N-1A
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX